October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock New York Municipal Income Trust (BNY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$645	$ 709,152
California(a) — 1.2%
Corporate — 1.1%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	2,880	3,087,828
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	425	437,819
Total Municipal Bonds in California		3,525,647
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	488,464
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	855	914,526
New York — 150.6%
Corporate — 5.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	420	419,957
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	775,012
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	4,655	5,345,369
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	577,812
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,040	1,024,004
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,790,178
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	967,190
AMT, 5.00%, 10/01/40	3,280	3,386,760
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	1,099,518
		15,385,800
County/City/Special District/School District — 25.4%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	585,885
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,126,833
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,363,978
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,170	1,271,096
City of New York, GO
4.00%, 09/01/52	655	630,908
Series A, 5.00%, 08/01/51	1,050	1,117,453
Series A-1, 4.00%, 09/01/46	540	526,385
Series A-1, 5.00%, 08/01/47	1,895	2,003,613
Series B, 5.25%, 10/01/39	525	586,107
Series B, 5.25%, 10/01/40	405	451,068
Series C, 5.25%, 03/01/53	1,315	1,429,198
Series D, 5.38%, 06/01/32	25	25,037
Series D, 5.25%, 04/01/54	3,930	4,271,879
Series E-1, 5.00%, 03/01/39	1,620	1,688,901
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series F-1, 5.00%, 03/01/44	$2,000	$ 2,125,150
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,170	2,138,929
Series B, (AGM), 5.00%, 07/01/49	5,000	5,138,943
Hudson Yards Infrastructure Corp., Refunding RB, Series A, Sustainability Bonds, 4.00%, 02/15/43	2,095	2,080,491
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	325,420
(AGC), 0.00%, 03/01/39	1,000	522,753
(AGC), 0.00%, 03/01/42	3,710	1,629,578
(AGC), 0.00%, 03/01/45	2,000	729,380
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,310	1,370,436
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 4.00%, 02/01/49	1,880	1,792,688
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,317,556
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,086,087
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,957,464
New York City Transitional Finance Authority RB
4.00%, 05/01/51	1,140	1,103,404
Series D, 5.50%, 05/01/52	4,170	4,674,873
New York City Transitional Finance Authority, RB
Series F-1, 5.25%, 02/01/53	1,565	1,708,940
Series B, Subordinate, 5.25%, 05/01/50	915	997,000
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	4,000	862,150
New York Liberty Development Corp., Refunding RB, Series 1, 3.00%, 02/15/42	1,015	854,710
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	3,002,810
Series A, 5.25%, 05/15/52	9,110	9,842,327
Series A, 4.13%, 05/15/53	1,315	1,291,479
Series A, 4.50%, 05/15/63	5,000	5,036,045
Series A-1, 5.25%, 05/15/64	3,260	3,541,736
		72,208,690
Education — 13.6%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	595	321,300
4.00%, 07/01/51	615	332,100
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	540,780
5.00%, 10/01/48	410	410,103
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	353,837
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	350	339,806
5.75%, 02/01/49	455	444,041
Series A, 5.13%, 05/01/38	660	658,835
Series A, 5.50%, 05/01/48	270	268,524
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	525	512,146
Series A, 5.00%, 06/01/38	750	750,338
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,022
5.00%, 05/01/39	125	123,295

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	$1,000	$ 1,000,356
5.00%, 07/01/44	500	500,566
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	455	469,817
4.00%, 07/01/49	3,000	2,860,020
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,310	1,253,537
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 10/01/35	935	935,721
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	1,765	1,882,039
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	6,310	6,075,471
New York State Dormitory Authority Refunding RB, Series A, 4.00%, 07/01/49	285	265,988
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,644,710
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	409,715
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	3,445	3,466,113
Series A, 4.00%, 07/01/47	1,285	1,224,846
Series A, 5.50%, 07/01/54	2,625	2,950,097
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,085,186
4.00%, 12/01/47	1,000	965,053
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 01/01/47	3,995	4,053,583
5.25%, 07/01/52	715	766,237
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,106,502
Series A, 5.00%, 07/01/41	500	500,680
		38,641,364
Health — 10.7%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	1,900	1,949,139
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	335	335,104
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	969,058
Class A, 5.50%, 07/01/47	620	578,153
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	703,108
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	565,613
Series A, 5.00%, 12/01/32	420	420,131
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/36	2,800	2,700,609
4.00%, 12/01/46	2,150	1,946,827
New York State Dormitory Authority RB, (AGC), 5.50%, 10/01/54	1,970	2,165,897
New York State Dormitory Authority Refunding RB, 4.00%, 05/01/54	1,315	1,234,924
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	710	684,196
Series D, 4.25%, 05/01/39	1,000	1,001,424
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	$890	$ 783,458
4.00%, 07/01/39	1,165	1,015,624
4.25%, 05/01/52	3,000	3,002,132
5.00%, 05/01/52	2,210	2,331,696
Series 1, 4.00%, 07/01/47	2,090	2,013,606
Series A, 5.00%, 05/01/43	3,430	3,459,605
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,034,875
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,643
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	109,993
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	413,492
5.00%, 07/01/56	465	446,641
		30,395,948
Housing — 12.1%
New York City Housing Development Corp. RB
Sustainability Bonds, 4.35%, 11/01/44	330	322,729
Sustainability Bonds, 4.45%, 11/01/49	920	897,139
Sustainability Bonds, 4.50%, 08/01/54	895	880,809
Sustainability Bonds, 4.50%, 11/01/54	1,185	1,156,173
New York City Housing Development Corp., RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	4,385	4,293,768
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	1,000	964,255
Sustainability Bonds, 4.80%, 02/01/53	4,115	4,116,810
Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	1,006,650
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	279,428
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,100	2,102,016
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	525	525,778
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	825	829,088
Series B-1, Class A, Sustainability Bonds, 4.65%, 11/01/49	790	790,908
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,490	1,499,399
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,868,420
New York State Housing Finance Agency RB
Sustainability Bonds, (SONYMA), 4.75%, 11/01/53	295	296,344
Sustainability Bonds, 5.00%, 06/15/54	1,315	1,380,207
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,030,459
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	402,054
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 259, AMT, Sustainability Bonds, (SONYMA), 4.45%, 10/01/39	2,310	2,305,178
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,668,299
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	810	827,703
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	2,945	2,889,892
		34,333,506
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Other(b) — 1.2%
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44	$2,730	$ 2,716,961
Class 2, 5.38%, 11/15/40	680	680,096
		3,397,057
State — 8.6%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/46	2,610	2,809,027
Series A, 4.00%, 03/15/49	2,720	2,616,569
Series A, 5.00%, 03/15/54	1,315	1,404,847
Empire State Development Corp., Refunding RB
4.00%, 03/15/45	3,425	3,363,634
4.00%, 03/15/46	2,790	2,646,317
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,261,530
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	4,410	4,479,279
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/56	3,555	3,793,996
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	999,228
Series A, 4.00%, 03/15/47	1,170	1,127,188
		24,501,615
Tobacco — 3.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	400,102
5.00%, 06/01/48	550	550,031
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,300	1,300,397
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,183,688
Series C, 4.00%, 06/01/51	2,250	1,757,336
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	630,118
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	919,941
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	830,923
Sub-Series C, 5.13%, 06/01/51	1,225	1,197,281
		9,769,817
Transportation — 46.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	1,050	1,064,877
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,912,306
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,189,787
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	2,045,622
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/49	3,715	3,938,103
Series A, 4.00%, 11/15/51	5,335	5,116,763
Series B, 5.00%, 11/15/37	1,000	1,018,030
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,884,564
Series A, Sustainability Bonds, 5.25%, 11/15/49	2,630	2,840,898
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,286,516
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,016,767
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	2,625	2,698,060
Security	Par (000)	Value
Transportation (continued)
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$5,160	$ 5,162,207
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	785	789,128
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	1,970	1,990,646
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 4.00%, 01/01/45	5,990	5,784,498
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,566,192
New York Transportation Development Corp. Refunding RB, AMT, (AGC), 12/31/54(f)(g)	1,315	839,330
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,383,911
AMT, 5.00%, 12/01/35	5,000	5,302,529
AMT, 5.00%, 12/01/36	1,995	2,108,738
AMT, 5.00%, 12/01/40	1,040	1,082,193
AMT, 4.00%, 12/01/42	845	795,273
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,019,553
Series A, AMT, 5.00%, 07/01/41	3,310	3,290,027
Series A, AMT, 5.00%, 07/01/46	1,540	1,523,411
Series A, AMT, 5.25%, 01/01/50	8,440	8,439,252
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	2,000	1,765,369
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,660	1,790,152
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	590	634,278
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,425	2,483,354
AMT, Sustainability Bonds, 5.50%, 06/30/54	945	995,878
AMT, Sustainability Bonds, 6.00%, 06/30/54	3,290	3,541,241
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,315	1,369,245
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,315	1,384,549
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(g)	2,630	2,774,361
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,450	1,503,729
Series 221, AMT, 4.00%, 07/15/45	1,105	1,035,914
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	655	674,361
Series 244, 5.00%, 07/15/54	1,905	2,054,225
AMT, 5.00%, 10/15/34	1,300	1,323,799
AMT, 5.00%, 01/15/47	1,970	2,071,879
AMT, 5.00%, 01/15/52	2,795	2,907,809
Series 177, AMT, 4.00%, 01/15/43	1,120	1,035,209
Series 223, AMT, 5.00%, 07/15/56	655	671,615
Series 231, AMT, 5.50%, 08/01/47	3,000	3,265,732
Series 234, AMT, 5.50%, 08/01/52	1,040	1,117,093
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	530	569,690
Series 242, AMT, 5.00%, 12/01/53	1,275	1,322,405
Triborough Bridge & Tunnel Authority RB, 4.00%, 11/15/54	2,630	2,477,797
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	9,500	9,989,513
Series A, 4.00%, 11/15/56	1,555	1,441,989
Series A, 5.50%, 11/15/57	525	566,820
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,265,389
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	725	750,305
Series C, 5.25%, 05/15/52	5,000	5,383,304
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,175	1,281,429

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, Sustainability Bonds, 5.25%, 11/15/42	$470	$ 526,915
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,773,491
		130,838,020
Utilities — 24.0%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,139,251
5.00%, 09/01/39	3,500	3,687,065
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,773,075
5.00%, 09/01/47	555	569,521
Series C, (AGC), 5.25%, 09/01/29	4,000	4,370,120
Series E, Sustainability Bonds, 5.00%, 09/01/48	440	472,568
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,954,271
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,000	4,743,161
Sub-Series CC-1, 5.25%, 06/15/54	2,625	2,863,703
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	9,176,216
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	4,560	5,004,138
Series DD, 4.13%, 06/15/47	2,630	2,587,786
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,516,787
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	7,342,910
Series A, Sustainability Bonds, 4.00%, 11/15/60	585	538,607
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,035	2,164,148
Series A, 5.25%, 06/15/53	2,630	2,894,040
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	667,146
Utility Debt Securitization Authority, Refunding RB
Restructured, Sustainability Bonds, 5.00%, 12/15/44	2,000	2,197,556
Series 2, Sustainability Bonds, 5.00%, 12/15/50	1,965	2,154,065
Series 2, Sustainability Bonds, 5.00%, 06/15/53	3,170	3,464,631
		68,280,765
Total Municipal Bonds in New York		427,752,582
Puerto Rico — 5.2%
State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	2,061,083
Series A-1, Restructured, 5.00%, 07/01/58	6,243	6,250,521
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,527,320
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,972,492
Series B-1, Restructured, 4.75%, 07/01/53	5	4,963
Series B-2, Restructured, 4.78%, 07/01/58	126	124,026
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,441	1,744,508
Total Municipal Bonds in Puerto Rico		14,684,913
Security	Par (000)	Value
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$2,520	$ 2,722,696
Total Municipal Bonds — 158.7% (Cost: $443,105,816)		450,797,980
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
New York — 0.9%
Transportation — 0.9%
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,578,527
Total Municipal Bonds in New York		2,578,527
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $2,758,270)		2,578,527
Total Long-Term Investments — 159.6% (Cost: $445,864,086)		453,376,507

	Shares
Short-Term Securities
	Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	3,973,469	3,973,867
	Total Short-Term Securities — 1.4% (Cost: $3,973,867)	3,973,867
	Total Investments — 161.0% (Cost: $449,837,953)	457,350,374
	Other Assets Less Liabilities — 2.5%	7,281,334
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%	(1,442,457)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.0)%	(179,093,915)
	Net Assets Applicable to Common Shares — 100.0%	$ 284,095,336

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,022,409	$ —	$ (3,048,542)(a)	$ —	$ —	$ 3,973,867	3,973,469	$ 35,553	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 450,797,980	$ —	$ 450,797,980
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,578,527	—	2,578,527
Short-Term Securities
Money Market Funds	3,973,867	—	—	3,973,867
	$3,973,867	$453,376,507	$—	$457,350,374
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)
	$—	$(180,830,000)	$—	$(180,830,000)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
Schedule of Investments